Equity - Summary of Information Relating to Share Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	5,018	5,467	13,067
Weighted Average Remaining Life of Outstanding Options (months)	67 months
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 70.34
$5.34 – $26.90
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	969
Weighted Average Remaining Life of Outstanding Options (months)	42 months
$5.34 – $26.90 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
$5.34 – $26.90 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 26.90
$26.91 – $45.44
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	963
Weighted Average Remaining Life of Outstanding Options (months)	44 months
$26.91 – $45.44 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 26.91
$26.91 – $45.44 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 45.44
$45.45 – $51.42
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	822
Weighted Average Remaining Life of Outstanding Options (months)	56 months
$45.45 – $51.42 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 45.45
$45.45 – $51.42 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 51.42
$51.43 – $55.90
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	1,477
Weighted Average Remaining Life of Outstanding Options (months)	81 months
$51.43 – $55.90 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 51.43
$51.43 – $55.90 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 55.90
$55.91 – $70.34
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	787
Weighted Average Remaining Life of Outstanding Options (months)	109 months
$55.91 – $70.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 55.91
$55.91 – $70.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 70.34